Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement [abstract]
Schedule of fair value measurement hierarchy of the assets and liabilities

The following table presents the fair value measurement hierarchy for the Group’s assets and liabilities.

Quantitative disclosures of the fair value measurement hierarchy of the Group’s assets and liabilities as of December 31, 2020 and 2019:

		Fair value hierarchy
	Valuation date	Level 1	Level 2	Level 3	Total
Liabilities measured at fair value:
Liability in respect of warrants	31.12.2020	$—	$38	$—	$38

Liability in respect of warrants	31.12.2019	$—	$78	$—	$78

Schedule of assumptions
The fair value of the warrants for the years ended December 31, 2020 and 2019 was estimated using the Binomial model with the following assumptions:

	Year ended December 31,
	2020	2019
Dividend yield (%)	0	0
Expected volatility (%)	56.58%	40.24%
Risk-free interest rate (%)	0.12%	1.61%
Expected life (years)	1.75	2.76